Schedule of deferred taxes offset for the purpose of presentation in the balance sheet (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Tax calculation, liabilities	R$ 5,714,469	R$ 4,981,691
IR and CSl offsetting, liabilites	(4,307,035)	(3,747,293)
Balance, liabilities	R$ 1,407,434	R$ 1,234,398
Braskem s a member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 2,496,637	R$ 2,090,002
IR and CSl offsetting, liabilites	R$ (2,496,637)	R$ (2,090,002)
Braskem america member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, liabilities	R$ 1,701,762	R$ 1,528,340
IR and CSl offsetting, liabilites	(294,328)	(293,942)
Balance, liabilities	R$ 1,407,434	R$ 1,234,398
Braskem idesa member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, liabilities	R$ 1,506,541	R$ 1,356,693
IR and CSl offsetting, liabilites	R$ (1,506,541)	R$ (1,356,693)
Cetrel member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 7,586	R$ 5,269
IR and CSl offsetting, liabilites	R$ (7,586)	R$ (5,269)
D a c member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 1,943	R$ 1,387
IR and CSl offsetting, liabilites	(1,943)	(1,387)
Asset member
DisclosureOfIncomeTaxLineItems [Line Items]
Tax calculation, assets	12,564,287	12,277,265
IR and CSL offsetting, assets	(4,307,035)	(3,747,293)
Balance, assets	R$ 8,257,252	R$ 8,529,972
Asset member | Braskem s a member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 8,841,886	R$ 8,626,703
IR and CSL offsetting, assets	(2,496,637)	(2,090,002)
Balance, assets	R$ 6,345,249	R$ 6,536,701
Asset member | Braskem argentina member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Argentina	Argentina
Tax calculation, assets	R$ 3,271	R$ 2,850
Balance, assets	R$ 3,271	R$ 2,850
Asset member | Braskem america member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, assets	R$ 294,328	R$ 293,942
IR and CSL offsetting, assets	R$ (294,328)	R$ (293,942)
Asset member | Braskem alemanha member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Germany	Germany
Tax calculation, assets	R$ 44,417	R$ 47,277
Balance, assets	R$ 44,417	R$ 47,277
Asset member | Braskem chile member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Chile	Chile
Tax calculation, assets	R$ 92	R$ 287
Balance, assets	R$ 92	R$ 287
Asset member | Braskem idesa member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 3,282,125	R$ 3,213,624
IR and CSL offsetting, assets	(1,506,541)	(1,356,693)
Balance, assets	R$ 1,775,584	R$ 1,856,931
Asset member | Braskem idesa servicos member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 26	R$ 14,765
Balance, assets	R$ 26	R$ 14,765
Asset member | Braskem mexico servicos member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 2,502	R$ 8,503
Balance, assets	R$ 2,502	R$ 8,503
Asset member | Braskem mexico member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 16,181
Balance, assets	R$ 16,181
Asset member | Cetrel member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 40,434	R$ 23,645
IR and CSL offsetting, assets	(7,586)	(5,269)
Balance, assets	R$ 32,848	R$ 18,376
Asset member | D a c member
DisclosureOfIncomeTaxLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 39,025	R$ 45,669
IR and CSL offsetting, assets	(1,943)	(1,387)
Balance, assets	R$ 37,082	R$ 44,282